Cash and Cash Equivalents (Tables)	12 Months Ended
Dec. 31, 2019
Cash and cash equivalents [abstract]
Schedule of Cash and Cash Equivalents
	December 31
	2019	2018
	€ in thousands
Cash	24,948	35,984
On call deposits	19,561	898
Cash and cash equivalents	44,509	36,882

Cash and cash equivalents in the statement of cash flows	44,509	36,882